Unapproved Change Orders and Claims (Tables)	12 Months Ended
Dec. 31, 2017
Contractors [Abstract]
Schedule of Unapproved Claims and Change Orders
Our CIE balances by business segment are as follows:

	December 31,
Dollars in millions	2017	2016
Government Services	$274	$271
Technology	39	27
Hydrocarbons Services	70	118
Subtotal	383	416
Non-strategic Business	—	—
Total	$383	$416

Our BIE balances by business segment are as follows:

	December 31,
Dollars in millions	2017	2016
Government Services	$85	$76
Technology	61	61
Hydrocarbons Services	214	388
Subtotal	360	525
Non-strategic Business	8	27
Total	$368	$552
The amounts of unapproved change orders, claims and estimated recoveries of claims against suppliers and subcontractors included in determining the profit or loss on contracts are as follows:

Dollars in millions	2017	2016
Amounts included in project estimates-at-completion at January 1,	$294	$104
Additions	647	241
Approved change orders	(17)	(51)
Amounts included in project estimates-at-completion at December 31,	$924	$294
Amounts recorded in revenues on a percentage-of-completion basis at December 31,	$826	$241